Income Taxes - Schedule Deferred Tax Assets (Liabilities) (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Deferred revenue and allowance for bad debt provision	$ 139,173	$ 179,954	$ 148,914
Accrued expense	56,620	70,314	98,749
Tax losses carried forward	1,067
Deferred tax liabilities:
Inventory	(11,221)	(39,287)	(37,908)
Total deferred tax assets, net	$ 185,639	$ 210,981	$ 209,755